DIRECTOR'S REMUNERATION (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DIRECTOR'S REMUNERATION
Director's remuneration for qualifying services	£ 856	£ 532
Senior management loss of office	132
Share based payments expense	431	20
Total remuneration for directors and key management	£ 1,416	£ 552